SHARE CAPITAL - Warrants (Details)				12 Months Ended
	Jun. 25, 2019	Mar. 12, 2019 USD ($) shares	Sep. 18, 2018 $ / shares shares	Dec. 31, 2019 shares	Nov. 17, 2017 shares
Disclosure of warrants
Reverse stock split conversion	0.01		0.01
Number of common shares issued for surrender and cancellation of all of Series A and Series E warrants		49,624
Basis of exchange of warrants		0.085		0.00085
Series A Warrants
Disclosure of warrants
Number of warrants outstanding					25,676,368
Number of warrants issued				10,273,972
Number of warrants exchanged				(35,950,340)
Loss on extinguishment of warrants | $		$ 39,367
Series B Warrants
Disclosure of warrants
Number of warrants outstanding					25,676,368
Number of warrants issued				10,273,972
Number of warrants exercised				(35,950,340)
Notional exercise price adjustment (in dollars per share) | $ / shares			$ 2.4334
Series C Warrants
Disclosure of warrants
Number of warrants outstanding					10,273,972
Number of warrants exercised				(10,273,972)
Series D Warrants
Disclosure of warrants
Number of warrants outstanding			0		3,573,830
Number of warrants exercised				(3,573,830)
Series E Warrants
Disclosure of warrants
Number of warrants outstanding					22,431,506
Number of warrants exchanged				(22,431,506)
Notional exercise price adjustment (in dollars per share) | $ / shares			$ 2.4334
Loss on extinguishment of warrants | $		$ 24,565
Series F Warrants
Disclosure of warrants
Number of warrants outstanding			0		22,431,506
Number of warrants exercised				(22,431,506)